Property Plant and Equipment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Carrying amount
Property plant and equipment, net		$ 5,172
Printers leased to clients [Member]
Cost
Additions				$ 1,328
NIS [Member]
Cost
Beginning balance		8,618		4,673
Additions		12,557		5,030
Reclassification
Disposals		(474)		(1,085)
Ending balance		20,701		8,618
Depreciation accrued
Beginning balance		906		259
Additions		2,042		732
Reclassification
Disposals		(177)		(85)
Ending balance		2,771		906
Carrying amount
Property plant and equipment, net		17,930		7,712
NIS [Member] | Computers [Member]
Cost
Beginning balance		1,214		741
Additions		243		473
Disposals		(14)
Ending balance		1,443		1,214
Depreciation accrued
Beginning balance		447		119
Additions		449		328
Reclassification		2
Disposals		(10)
Ending balance		888		447
Carrying amount
Property plant and equipment, net		555		767
NIS [Member] | Leasehold improvements [Member]
Cost
Beginning balance		931		886
Additions		4,879		45
Reclassification
Disposals
Ending balance		5,810		931
Depreciation accrued
Beginning balance		78		10
Additions		187		68
Reclassification
Disposals
Ending balance		265		78
Carrying amount
Property plant and equipment, net		5,545		853
NIS [Member] | Printers leased to clients [Member]
Cost
Beginning balance		1,328
Additions		980		1,328
Reclassification		(996)
Disposals		(270)
Ending balance		1,042		1,328
Depreciation accrued
Beginning balance		49
Additions		271		49
Reclassification		(39)
Disposals		(142)
Ending balance		139		49
Carrying amount
Property plant and equipment, net		903		1,279
NIS [Member] | Raw Materials [Member]
Cost
Beginning balance	[1]	1,480
Additions	[1]			1,480
Reclassification	[1]	(1,480)
Disposals	[1]
Ending balance	[1]			1,480
Depreciation accrued
Beginning balance	[1]
Additions	[1]
Disposals	[1]
Ending balance	[1]
Carrying amount
Property plant and equipment, net			[1]	1,480
NIS [Member] | Machinery and equipment [Member]
Cost
Beginning balance		3,197		2,898
Additions		6,428		1,384
Reclassification		2,426
Disposals		(169)		(1,085)
Ending balance		11,882		3,197
Depreciation accrued
Beginning balance		298		117
Additions		1,088		266
Reclassification		34
Disposals		(20)		(85)
Ending balance		1,400		298
Carrying amount
Property plant and equipment, net		10,482		2,899
NIS [Member] | Office furniture and equipment [Member]
Cost
Beginning balance		468		148
Additions		27		320
Reclassification		50
Disposals		(21)
Ending balance		524		468
Depreciation accrued
Beginning balance		34		13
Additions		47		21
Reclassification		3
Disposals		(5)
Ending balance		79		34
Carrying amount
Property plant and equipment, net		$ 445		$ 434

[1]	During the year ended December 31, 2016, the Group acquired raw materials for the building of its 3D printers, with the intention of leasing those printers to clients as a part of the Company's beta plan. In 2017 the Company utilized the raw materials.